Contractual Residual Maturity of Available for Sale Mortgage-Backed and Asset-Backed Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Amortized Cost
Amortized Cost	₨ 3,340,732.3	$ 44,312.6	₨ 2,617,505.3
Fair Value
Total	3,406,289.2	45,182.2	₨ 2,633,348.4
Asset and Mortgage Backed Securities
Amortized Cost
Within one year	47,973.3
Over one year through five years	75,458.2
Over five years through ten years	1,576.5
Over ten years	960.5
Amortized Cost	125,968.5
Fair Value
Within one year	48,473.5	643.0
Over one year through five years	76,412.3	1,013.6
Over five years through ten years	1,621.6	21.5
Over ten years	1,057.9	14.0
Total	₨ 127,565.3	$ 1,692.1